RISK MANAGEMENT - Trading book risk - Net position (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Financial liabilities	278,063,105	274,729,544
Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	48,492,380	40,012,350
Financial liabilities	1,986,281	1,033,592
Net position	$ 46,506,099	$ 38,978,758